UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  September 30, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-14681

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       11/06/12

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:    241,769
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc              COM	37833100	1278	1915	sh		sole				1915
Bank Of America Corp            COM	60505104	150	17000	sh		sole				17000
Berkshire Hathaway Cl B         COM	84670702	367	4160	sh		sole				4160
Boeing Co                       COM	97023105	456	6548	sh		sole				6548
Coca Cola Company               COM	191216100	214	5646	sh		sole				5646
Exxon Mobil Corporation         COM	30231G102      	745	8147	sh		sole				8147
Ford Motor Company              COM	345370860	192	19488	sh		sole				19488
Freeport Mcmoran Copper         COM	35671D857      	300	7592	sh		sole				7592
Intl Business Machines          COM	459200101	666	3209	sh		sole				3209
Ishares Barclays    U S Aggreg  COM	464287226	243	2158	sh		sole				2158
Ishares MSCI Emrg Mkt Fd        COM	464287234	6324	153021	sh		sole				153021
Ishares Msci ETF High Dividend  COM	46429B663      	4168	68404	sh		sole				68404
Ishares Russell 2000            COM	464287655	26400	316399	sh		sole				316399
Ishares S&P U S Pfd Fund        COM	464288687	278	6970	sh		sole				6970
Ishares Silver TRUST            COM	46428Q109      	399	11915	sh		sole				11915
Ishares Tr Dj US Utils          COM	464287697	11546	129001	sh		sole				129001
Ishares Tr Dow Jones            COM	464288448	2012	63630	sh		sole				63630
Ishares Tr Dow Jones Select Di  COM	464287168	2793	48425	sh		sole				48425
Ishares Tr MSCI EAFE Fd         COM	464287465	17694	333841	sh		sole				333841
Ishares Tr S&P 500/  Value Ind  COM	464287408	4813	73160	sh		sole				73160
Ishares Tr S&P 500/ Barra Grow  COM	464287309	5606	72009	sh		sole				72009
Ishares Tr S&P Aggressive       COM	464289859	1463	39909	sh		sole				39909
Ishares Tr S&P Allocation Fd    COM	464289867	952	28231	sh		sole				28231
Ishares TRUST S&P 500           COM	464287200	26107	180797	sh		sole				180797
Jarden Corp                     COM	471109108	1073	20299	sh		sole				20299
Johnson & Johnson               COM	478160104	222	3216	sh		sole				3216
Keycorp Inc New                 COM	493267108	121	13835	sh		sole				13835
Mc Donalds Corp                 COM	580135101	296	3227	sh		sole				3227
Pinnancle Finl      Partners I  COM	72346Q104      	361	18663	sh		sole				18663
Powershs Db Commdty Indx        COM	73935S105      	8406	293080	sh		sole				293080
Regions Financial Cp New        COM	7591EP100      	163	22600	sh		sole				22600
Rydex S&P 500 Index             COM	78355W106      	31792	609269	sh		sole				609269
Smith A O                       COM	831865209	761	13225	sh		sole				13225
Spdr Dj Wilshire Large          COM	78464A409      	302	4478	sh		sole				4478
Spdr Gold TRUST                 COM	78463V107      	326	1895	sh		sole				1895
Spdr S&P China Etf              COM	78463X400      	304	4669	sh		sole				4669
The Southern Company            COM	842587107	509	11042	sh		sole				11042
Timmins Gold Corp               COM	88741P103      	71	25000	sh		sole				25000
Vanguard Emerging Market        COM	922042858	8510	203975	sh		sole				203975
Vanguard Europe Pac Etf         COM	921943858	1593	48452	sh		sole				48452
Vanguard Russell 2000           COM	92206C664      	4102	61351	sh		sole				61351
Vanguard S&P 500 Etf            COM	922908413	1109	16825	sh		sole				16825
Vanguard Short Term Bd Index    COM	921937827	64963	797581	sh		sole				797581
Ventas Inc                      COM	92276F100      	201	3235	sh		sole				3235
Wal-Mart Stores Inc             COM	931142103	236	3193	sh		sole				3193
Wisdomtree Dividend             COM	97717W406      	783	13890	sh		sole				13890
Wisdomtree TRUST                COM	97717W562      	399	7115	sh		sole				7115
